CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 765,379	$ 109,448	¥ 817,395
Restricted cash	42,117	6,023
Short-term investments	246,008	35,179	539,130
Accounts receivable, net	220,870	31,584	214,558
Inventories, net	508,730	72,747	386,054
Prepayments and other current assets	450,970	64,488	381,404
Total current assets	2,234,188	319,485	2,347,654
Non-current assets
Investments	653,560	93,458	664,579
Property and equipment, net	77,014	11,013	74,373
Goodwill, net	155,029	22,169	155,029
Intangible assets, net	537,509	76,863	559,708
Deferred tax assets	1,435	205	1,381
Right-of-use assets, net	173,915	24,870	147,501
Other non-current assets	14,332	2,049	20,642
Total non-current assets	1,612,794	230,627	1,623,213
Total assets	3,846,982	550,112	3,970,867
Current liabilities
Accounts and notes payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB3,481 and RMB2,740 as of December 31, 2024 and 2025, respectively)	149,371	21,360	72,090
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB11,064 and RMB8,317 as of December 31, 2024 and 2025, respectively)	28,821	4,121	19,574
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Group of RMB6,639 and RMB13,690 as of December 31, 2024 and 2025, respectively)	348,700	49,863	460,143
Income tax payables (including income tax payables of the consolidated VIEs without recourse to the Group of RMB929 and RMB929 as of December 31, 2024 and 2025)	13,690	1,958	20,088
Lease liabilities due within one year	53,435	7,641	39,409
Total current liabilities	615,279	87,983	640,188
Non-current liabilities
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB10,628 and RMB19,204 as of December 31, 2024 and 2025, respectively)	107,906	15,430	103,306
Deferred income-non current			14,832
Lease liabilities	123,157	17,611	109,526
Total non-current liabilities	231,063	33,041	227,664
Total liabilities	846,342	121,024	867,852
Commitments and contingencies
Redeemable non-controlling interests	1,337	191	50,984
Shareholders' equity
Ordinary Shares	173	25	173
Treasury shares	(1,250,678)	(178,845)	(1,276,330)
Additional paid-in capital	12,296,367	1,758,357	12,273,767
Statutory reserves	31,527	4,508	28,147
Accumulated deficit	(8,141,545)	(1,164,225)	(8,057,297)
Accumulated other comprehensive income	74,760	10,693	86,866
Total Yatsen Holding Limited shareholders' equity	3,010,604	430,513	3,055,326
Non-controlling interests	(11,301)	(1,616)	(3,295)
Total shareholders' equity	2,999,303	428,897	3,052,031
Total liabilities, redeemable non-controlling interests and shareholders' equity	3,846,982	550,112	3,970,867
Related Party
Current assets
Amounts due from related parties	114	16	9,113
Current liabilities
Amounts due to related parties	¥ 21,262	$ 3,040	¥ 28,884